Touchstone Non-US Equity Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI All Country World Ex USA Index (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes on dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.53%	4.10%	4.80%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	3.47%	6.30%	6.82%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.81%	5.19%	4.59%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.83%	4.86%	4.76%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	7.10%	6.52%	6.76%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	9.20%	7.66%	7.72%
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	9.22%	7.65%	7.74%